Tax expense/(benefit) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	(36.90%)	16.90%	14.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 530	€ 379
Deferred tax assets	4,371	2,152
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,782	9,069	€ 9,506
Unrecognized deferred tax assets on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,094	6,305	€ 6,531
Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,093	6,305
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,300
Increase (decrease) in deferred tax liability (asset)	2,300
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,921	2,411
Brazil | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 305	€ 2,411